Segment Information - Schedule of Company’s Performance and Making Key Decisions Regarding Resource Allocation (Details) - Chief Operating Officer Decision Maker [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Performance and Making Key Decisions Regarding Resource Allocation [Line Items]
Trust Account	$ 8,330,835	$ 10,873,406
Cash	16,204	4,519
General and administrative expenses	(1,351,038)	(1,508,683)
Interest earned on the Trust Account	$ 425,416	$ 2,248,538